Investments In Unconsolidated Trading Companies (The Series Of The Frontier Fund [Member])	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Investments In Unconsolidated Trading Companies

5. Investments in Unconsolidated Trading Companies

Investments in unconsolidated trading companies represent cash and open trade equity invested in the Trading Companies by each Series and cumulative trading profits or losses allocated to each Series by the Trading Companies. Trading Companies allocate trading profits or losses on the basis of the proportion of each Series' capital allocated for trading to each respective Trading Company, which bears no relationship to the amount of cash invested by a Series in the Trading Company. The Trading Companies are valued using the equity method of accounting, which approximates fair value.

The following table summarizes the Balanced Series, Winton Series, Currency Series, Berkeley/Graham/Tiverton Series, Winton/Graham Series, Frontier Long/Short Commodity Series, Managed Futures Index Series, Frontier Diversified Series, and Frontier Masters Series investments in unconsolidated Trading Companies as of December 31, 2011 and December 31, 2010.

	As of December 31, 2011		As of December 31, 2010
	Percentage of Series Net Assets Invested in Unconsolidated Trading Companies	Fair Value	Percentage of Series Net Assets Invested in Unconsolidated Trading Companies	Fair Value
Series
Balanced Series —
Frontier Trading Companies II, V and VII	6.17%	$18,255,809	9.82%	$42,072,378

Winton Series —
Frontier Trading Company II	9.45%	$4,731,916	10.25%	$6,222,907

Currency Series —
Frontier Trading Company XVII	54.46%	$2,352,121	—	$—

Berkeley/Graham/Tiverton Series — (1)
Frontier Trading Companies V and XV	20.79%	$8,234,047	18.04%	$12,665,871

Winton/Graham Series —
Frontier Trading Companies II and V	27.53%	$8,473,424	5.35%	$3,383,251

Frontier Long/Short Commodity Series —
Frontier Trading Company I and XVIII	5.03%	$4,081,988	42.71%	$32,964,448

Managed Futures Index Series —
Frontier Trading Company IX	—	$—	19.24%	$992,837

Frontier Diversified Series —
Frontier Trading Companies I, II, V, VII, IX, XIV, XV, XVIII and XXI	28.54%	$38,240,171	34.45%	$54,940,095

Frontier Masters Series —
Frontier Trading Companies II, XIV and XV	8.92%	$4,717,914	24.02%	$15,921,658

(1)	Formerly known as the Campbell/Graham/Tiverton Series

During 2010, the Balanced Series was invested in the Cantab Trading Company – Aristarchus Program, LLC, QIM Trading Company – Global Program, LLC, Tiverton Trading Company – Discretionary Program, LLC and Winton Trading Company – Diversified Program, LLC, part of such time as the majority owner. These investments were liquidated prior to December 31, 2010. Trading results for the year ended December 31, 2010 are disclosed on the statements of operations as components included in net gain/(loss) on investments.

During 2010, the Frontier Diversified Series was invested in the Beach Horizon Trading company – Horizon Program, LLC, part of such time as the majority owner. This investment was liquidated prior to December 31, 2010. Trading results for the year ended December 31, 2010 are disclosed on the statements of operations as components included in net gain/(loss) on investments.

The following table summarizes the Balanced Series, Winton Series, Currency Series, Berkeley/Graham/Tiverton Series, Winton/Graham Series, Frontier Long/Short Commodity Series, Managed Futures Index Series, Frontier Diversified Series, and Frontier Masters Series equity in earnings from unconsolidated Trading Companies as of December 31, 2011, 2010 and 2009.

	Year Ended December 31, 2011				Year Ended December 31, 2010				Year Ended December 31, 2009
Trading Company	Trading Commissions	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Net Income (Loss)	Trading Commissions	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Net Income (Loss)	Trading Commissions	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Net Income (Loss)
Balanced Series -—
Frontier Trading Company II LLC	$(43,339)	$6,799,558	$(505,785)	$6,250,434	$(60,597)	$7,096,974	$1,629,413	8,665,790	$(39,049)	$(607,023)	$(398,216)	(1,044,288)
Frontier Trading Company V LLC	(43,402)	(1,265,653)	264,191	(1,044,864)	—	—	—	—	—	—	—	—
Frontier Trading Company VI LLC	—	—	—	—	(14,868)	965,003	504,197	1,454,332	—	—	—	—
Frontier Trading Company VII, LLC	(1,127,503)	6,626,621	32,869,596	38,368,714	(2,786,670)	32,281,979	(11,621,678)	17,873,631	(2,080,917)	27,805,547	(11,570,476)	14,154,154
Frontier Trading Company XIV, LLC	(83,595)	2,045,925	(189,232)	1,773,098	(125,524)	(372,806)	2,118,611	1,620,281	—	—	—	—
Frontier Trading Company XVI, LLC	—	—	—	—	(3,985)	(13,787)	114,194	96,422	—	—	—	—
Frontier Trading Company XIX, LLC	—	—	—	—	(1,753)	(2,055)	(86,166)	(89,974)	—	—	—	—

Total	$(1,297,839)	$14,206,451	$32,438,770	$45,347,382	$(2,993,397)	$39,955,308	$(7,341,429)	$29,620,482	$(2,119,966)	$27,198,524	$(11,968,692)	$13,109,866

Winton Series —
Frontier Trading Company II LLC	$(40,368)	$6,690,990	$(780,897)	$5,869,725	$(83,447)	$9,623,332	$2,307,042	$11,846,927	$(41,731)	$127,741	$940,666	$1,026,676

Currency Series —
Frontier Trading Company XVII LLC	$—	$—	$(164,993)	$(164,993)	$—	$—	$—	$—	$—	$—	$—	$—

Tiverton/Graham/Transtrend Series — (1)
Frontier Trading Company I LLC	$—	$—	$—	$—	$—	$—	$—	$—	$(54,718)	$2,098,961	$(2,458,268)	$(414,025)
Frontier Trading Company V LLC	(240,088)	(3,589,415)	(84,896)	(3,914,399)	(259,831)	2,255,644	211,805	2,207,618	(155,621)	2,611,025	857,819	3,313,223
Frontier Trading Company VI LLC	(1,460)	259,429	(127,648)	130,321	(25,986)	(1,123,772)	30,335	(1,119,423)	(31,412)	35,919	(562,368)	(557,861)
Frontier Trading Company XV, LLC	(71,567)	(1,375,589)	1,204,986	(242,170)	(99,106)	834,219	1,746,847	2,481,960	(13,031)	2,775,831	(2,856,755)	(93,955)

Total	$(313,115)	$(4,705,575)	$992,442	$(4,026,248)	$(384,923)	$1,966,091	$1,988,987	$3,570,155	$(254,782)	$7,521,736	$(5,019,572)	$2,247,382

Winton/Graham Series —
Frontier Trading Company II LLC	$(17,959)	$3,055,428	$(461,106)	$2,576,363	$(43,976)	$5,238,242	$1,127,914	$6,322,180	$(29,942)	$(1,439,961)	$(100,553)	$(1,570,456)
Frontier Trading Company V LLC	(140,866)	(4,249,135)	561,357	(3,828,644)	—	—	—	—	(46,668)	(892,742)	(397,116)	$(1,336,526)

	$(158,825)	$(1,193,707)	$100,251	$(1,252,281)	$(43,976)	$5,238,242	$1,127,914	$6,322,180	$(76,610)	$(2,332,703)	$(497,669)	$(2,906,982)

Frontier Long/Short Commodity Series —
Frontier Trading Company I LLC	$(53,652)	$521,524	$(348,510)	$119,362	$(21,648)	$242,186	$432,867	$653,405	$—	$—	$—	$—
Frontier Trading Companies VII, LLC	(351,809)	73,665,834	(63,287,455)	10,026,570	(1,418,244)	3,385,377	19,061,138	21,028,271	—	—	—	—
Frontier Trading Companies XIII, LLC	—	—	—	—	—	—	—	—	(9,702)	135,132	232,252	357,682
Frontier Trading Companies XVIII, LLC	(6,881)	(419,984)	88,039	(338,826)	—	—	—	—	—	—	—	—

Total	$(412,342)	$73,767,374	$(63,547,926)	$9,807,106	$(1,439,892)	$3,627,563	$19,494,005	$21,681,676	$(9,702)	$135,132	$232,252	$357,682

Managed Futures Index Series —
Frontier Trading Company IX, LLC	$(10,986)	$(116,822)	$(186,788)	$(314,596)	$(22,391)	$153,962	$305,118	$436,689	$(11,181)	$(418,895)	$(37,724)	$(467,800)

Frontier Diversified Series —
Frontier Trading Company I LLC	$(1,104,816)	$21,062,981	$(26,932,976)	$(6,974,811)	$(691,807)	$6,685,326	$1,898,999	$7,892,518	$(61,046)	$(451,278)	$829,194	$316,870
Frontier Trading Company II LLC	(19,384)	3,076,744	(208,794)	2,848,566	(14,646)	1,838,376	587,981	2,411,711	(3,889)	220,818	(49,836)	167,093
Frontier Trading Company V LLC	(47,636)	(988,868)	86,947	(949,557)	(23,040)	357,076	102,969	437,005	(2,364)	33,096	3,645	34,377
Frontier Trading Company VI LLC	(1,069)	192,170	(95,556)	95,545	(10,342)	611,668	(135,057)	466,269	(2,433)	64,984	24,700	87,251
Frontier Trading Company VII, LLC	(440,172)	1,564,889	12,517,256	13,641,973	(606,110)	10,946,282	(6,245,452)	4,094,720	(161,540)	742,948	22,737	604,145
Frontier Trading Company IX, LLC	(20,834)	(441,236)	(165,784)	(627,854)	(18,356)	180,713	96,846	259,203	—	—	—	—
Frontier Trading Company XIII, LLC	—	—	—	—	(6,553)	(170,793)	532,671	355,325	(1,111)	50,955	(1,487)	48,357
Frontier Trading Company XIV, LLC	(163,261)	3,091,582	(179,388)	2,748,933	(67,921)	509,701	442,502	884,282	(4,279)	375,335	(405,630)	(34,574)
Frontier Trading Company XV, LLC	(135,881)	(3,655,745)	3,398,496	(393,130)	(67,020)	150,833	1,799,056	1,882,869	(5,111)	1,204,823	(1,256,422)	(56,710)
Frontier Trading Company XVIII, LLC	(13,242)	(807,647)	170,644	(650,245)	—	—	—	—	—	—	—	—
Frontier Trading Company XXI, LLC	(674)	(34,861)	7,801	(27,734)	—	—	—	—	—	—	—	—

Total	$(1,946,969)	$23,060,009	$(11,401,354)	$9,711,686	$(1,505,795)	$21,109,182	$(919,485)	$18,683,902	$(241,773)	$2,241,681	$(833,099)	$1,166,809

Frontier Masters Series —
Frontier Trading Company I LLC	$—	$—	$—	$—	$—	$—	$—	$—	$(25,646)	$267,261	$158,965	$400,580
Frontier Trading Company II LLC	(11,513)	1,821,473	(233,882)	1,576,078	(18,791)	2,637,598	314,929	2,933,736	(5,498)	187,741	125,558	307,801
Frontier Trading Company XIV, LLC	(162,921)	3,352,307	24,021	$3,213,407	(116,343)	701,209	989,008	1,573,874	(7,405)	609,453	(566,292)	35,756
Frontier Trading Company XV, LLC	(47,033)	(1,019,827)	1,001,479	$(65,381)	(54,694)	326,904	1,227,286	1,499,496	(5,179)	1,192,556	(1,248,716)	(61,339)

Total	$(221,467)	$4,153,953	$791,618	$4,724,104	$(189,828)	$3,665,711	$2,531,223	$6,007,106	$(43,728)	$2,257,011	$(1,530,485)	$682,798

(1)	Formerly known as the Berkeley/Graham/Tiverton Series